Stock Option Activity (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Number of Share Options
Repurchased	(1,896,786)
Weighted- Average Exercise
Repurchased	$ 18.63
Employee Stock Option
Number of Share Options
Outstanding at beginning of period	2,988,609
Granted	1,034,870		1,519,080		2,007,851
Cancelled	0
Exercised	(201,142)
Expired	(145,426)
Forfeited	(435,400)
Repurchased	0
Outstanding at end of period	3,241,511		2,988,609
Vested and Expected to Vest at the end of period	3,089,811
Exercisable at the end of period	1,542,907
Weighted- Average Exercise
Outstanding at beginning of period	$ 18.31
Granted	$ 19.01
Cancelled	$ 0
Exercised	$ 14.00
Expired	$ 21.54
Forfeited	$ 18.24
Repurchased	$ 0
Outstanding at end of period	$ 18.67		$ 18.31
Vested and Expected to Vest at the end of period	$ 18.62
Exercisable at the end of period	$ 17.71
Weighted Average Remaining Contractual Term (Years)
Outstanding at beginning of period	8 years 11 days		8 years 5 months 12 days
Vested and Expected to Vest at the end of period	7 years 11 months 23 days
Exercisable at the end of period	7 years 1 month 13 days
Aggregate Intrinsic
Outstanding at beginning of period	$ 22,152	[1]
Outstanding at end of period	7,097	[1]	22,152	[1]
Vested and Expected to Vest at the end of period	6,916	[1]
Exercisable at the end of period	$ 4,836	[1]

[1]	Intrinsic value is calculated as the difference between the fair value of the Company's ordinary shares as of the end of each reporting period and the exercise price of the option.